Consolidated Statements of Changes in Equity - USD ($) shares in Millions, $ in Millions		Total	EBT	Share Buy-back Program	Common stock	Additional paid-in capital	Treasury stock	Treasury stock EBT	Treasury stock Share Buy-back Program	Accumulated other comprehensive (loss)/income	Retained earnings	Retained earnings EBT
As at Dec. 31, 2012		$ 3,809.2			$ 55.7	$ 2,981.5	$ (310.4)			$ 86.9	$ 995.5
Shares as at Dec. 31, 2012					562.5
Net income		665.1									665.1
Other comprehensive (loss)/income, net of tax		23.3								23.3
Options exercised		16.2			$ 0.1	16.1
Option exercised (in shares)					1.2
Convertible Bonds, conversion to Ordinary shares		1,101.5			$ 2.8	1,098.7
Convertible Bonds, conversion to Ordinary shares (in shares)					33.8
Share-based compensation		78.1				78.1
Tax benefit associated with exercise of stock options (in US dollar)		11.9				11.9
Shares purchased			$ (50.0)	$ (193.8)				$ (50.0)	$ (193.8)
Shares released by employee benefit trust to satisfy exercise of stock options			0.9					103.6				$ (102.7)
Dividends	[1]	(96.4)									(96.4)
As at Dec. 31, 2013		5,366.0			$ 58.6	4,186.3	(450.6)			110.2	1,461.5
Shares as at Dec. 31, 2013					597.5
Net income		3,405.5									3,405.5
Other comprehensive (loss)/income, net of tax		(141.7)								(141.7)
Options exercised		15.2			$ 0.1	15.1
Option exercised (in shares)					1.6
Share-based compensation		97.0				97.0
Tax benefit associated with exercise of stock options (in US dollar)		39.6				39.6
Shares released by employee benefit trust to satisfy exercise of stock options			2.5					104.7				(102.2)
Dividends	[2]	(121.2)									(121.2)
As at Dec. 31, 2014		$ 8,662.9			$ 58.7	4,338.0	(345.9)			(31.5)	4,643.6
Shares as at Dec. 31, 2014		599.1			599.1
Net income		$ 1,303.4									1,303.4
Other comprehensive (loss)/income, net of tax		(152.3)								(152.3)
Options exercised		16.6			$ 0.2	16.4
Option exercised (in shares)					2.0
Share-based compensation		100.3				100.3
Tax benefit associated with exercise of stock options (in US dollar)		31.6				31.6
Shares released by employee benefit trust to satisfy exercise of stock options			$ 1.0					$ 25.3				$ (24.3)
Dividends	[3]	(134.4)									(134.4)
As at Dec. 31, 2015		$ 9,829.1			$ 58.9	$ 4,486.3	$ (320.6)			$ (183.8)	$ 5,788.3
Shares as at Dec. 31, 2015		601.1			601.1

[1]	Dividends per share During the year to December 31, 2013 Shire plc declared and paid dividends of 17.60 US cents per ordinary share (equivalent to 52.80 US cents per ADS) totaling $96.4 million
[2]	Dividends per share During the year to December 31, 2014 Shire plc declared and paid dividends of 20.76 US cents per ordinary share (equivalent to 62.28 US cents per ADS) totaling $121.2 million.
[3]	Dividends per share During the year to December 31, 2015 Shire plc declared and paid dividends of 23.30 US cents per ordinary share (equivalent to 69.90 US cents per ADS) totaling $134.4 million.